Form 13F Cover Page

Filing for Quarter-Ending:     September 30, 2006

Check here if Amendment:       ( )
Amendment Number:
This Amendment:                ( )  is a reinstatement
                               ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                          Croft-Leominster, Inc.
Address:                       300 Water Street, 4th floor
                               Baltimore, MD  21202

Form 13-F File Number:         28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                          Carla Prescimone
Title:                         Assistant Vice President
Phone:                         410-576-0100

Signature, Place, and Date of Signing:

                               Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                      City, State                          Date


Report Type (Check only one):

(X)   13F Holdings Report
      Check here if all holdings of this reporting manager are reported in this report.

( )   13F Notice
      Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( )   13F Combination Report
      Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         144

Form 13F Information Table Value Total:                       $290.86
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                           SOLE
ITEM 7: Voting Authority:                                NONE

               SECURITY NAME                        TITLE of CLASS            CUSIP                   MARKET VALUE        QUANITY
 Aberden Asia-Pacific Prime Inc                            COM               003009107                  $ 0.0827           13,700
 Alliance World Dollar Gvt II                              COM               01879R106                  $ 0.2804           21,500
 Altera Corp                                               COM               021441100                  $ 1.9932          108,444
Altria Group Inc.,                                         COM               02209S103                  $ 0.5995            7,831
 Ameren Corporation                                        COM               023608102                  $ 0.9087           17,213
 American International Group I                            COM               026874107                  $ 7.0897          106,998
 Amgen Inc.                                                COM               031162100                  $ 1.0740           15,015
 Amvescap Plc                                         SPONSORED ADR          03235E100                  $ 6.1028          278,414
 Anheuser Busch Cos                                        COM               035229103                  $ 1.8730           39,424
 Applied Materials Inc                                     COM               038222105                  $ 0.4000           22,560
 Aquila Inc.                                               COM               03840P102                  $ 2.6329          608,070
 Asia Tigers Fund Inc                                      COM               04516T105                  $ 0.3058           17,325
 BP PLC                                               SPONSORED ADR          055622104                  $ 0.4121            6,284
 Bank of America Corp                                      COM               060505104                  $ 7.4875          139,770
 Bank New York Inc                                         COM               064057102                  $ 0.2495            7,075
 Bill Barrett Corporation                                  COM               06846N104                  $ 2.7855          113,418
 BEA Sys Inc                                               COM               073325102                  $ 0.2356           15,500
 Berkshire Hathaway - CL A                                 CL A              084670108                  $ 0.5748                6
 Berkshire Hathaway - CL B                                 CL B              084670207                  $ 3.9008            1,229
 Blackrock Global Flg Inc Tr                               COM               091941104                  $ 0.2904           15,400
 Burlington Northn Santa Fe C                              COM               12189T104                  $ 0.2483            3,381
 CBS Inc                                                  CL B               124857202                  $ 2.8351          100,642
 Cadbury Schweppes PLC - Sp ADR                            ADR               127209302                  $ 0.8252           19,294
 Canadian Natural Resources                                COM               136385101                  $ 2.2182           48,665
 Caterpillar Inc                                           COM               149123101                  $ 2.9496           44,827
 CenterPoint Energy Inc.                                   COM               15189T107                  $ 4.5903          320,555
 Cephalon, Inc.                                            COM               156708109                  $ 2.5225           40,851
 Champion Enterprises Inc                                  COM               158496109                  $ 0.0759           11,000
 Chicago Bridge & Iron Company                       N Y REGISTRY SH         167250109                  $ 0.5776           24,006
 Citigroup, Inc.                                           COM               172967101                  $ 9.1056          183,322
 Citizens Communications Compan                            COM               17453B101                  $ 0.2663           18,970
 Constellation Energy Group                                COM               210371100                  $ 0.2369            4,001
 Covance Inc.                                              COM               222816100                  $ 0.8410           12,670
 Dean Foods Co NEW                                         COM               242370104                  $ 0.3080            7,331
 Deere & Co                                                COM               244199105                  $ 7.0300           83,780
 Delta & Pine Land Co.                                     COM               247357106                  $ 0.2795            6,900
 DeVRY, Inc.                                               COM               251893103                  $ 1.9527           91,807
 Dominion Resources Inc VA                                 COM               25746U109                  $ 0.2051            2,681
R.R. Donnelley & Sons Company                              COM               257867101                  $ 0.3415           10,362
 Dover Corp                                                COM               260003108                  $ 0.3076            6,483
 Dow Chemical Co                                           COM               260543103                  $ 0.4398           11,283
 Dresser-Rand Group Inc                                    COM               261608103                  $ 0.2499           12,250
 Eaton Corp                                                COM               278058102                  $ 1.6923           24,579
 Edison Intl                                               COM               281020107                  $ 0.3169            7,610
 Edwards Lifesciences Corporati                            COM               28176E108                  $ 4.2970           92,230
 Enerplus Resources Fund                              UNIT TR G NEW          29274D604                  $ 0.5677           11,288
 Enterprise Products Partners L                            COM               293792107                  $ 0.3546           13,255
 Exxon Mobil Corp                                          COM               30231G102                  $ 0.4651            6,932
 Flir Sys Inc                                              COM               302445101                  $ 0.2163            7,965
 FMC Corp                                                COM NEW             302491303                  $ 3.6440           56,875
 Fedders Corp                                            COM NEW             313135501                  $ 0.0372           30,000
 Federated Dept Stores Inc De                              COM               31410H101                  $ 0.2805            6,492
 Fidelity National Financial, I                            COM               316326107                  $ 0.4315           10,359
 Finisar                                                   COM               31787A101                  $ 0.0436           12,000
 FirstEnergy Corp                                          COM               337932107                  $ 3.0875           55,272
 Fluor Corp                                                COM               343412102                  $ 6.8331           88,869
 Franklin Resources Inc                                    COM               354613101                  $ 1.9016           17,982
 Gemstar-TV Guide International                            COM               36866W106                  $ 0.0764           23,000
 Gencorp, Inc.                                             COM               368682100                  $ 0.8393           65,366
 General Electric Co                                       COM               369604103                  $ 6.7084          190,041
 General Mills Inc                                         COM               370334104                  $ 0.6605           11,670
 Genworth Financial Inc.                                   COM               37247D106                  $ 0.5841           16,685
 Goldman Sachs Group Inc                                   COM               38141G104                  $ 0.4194            2,479
 Harrahs Entmt Inc                                         COM               413619107                  $ 2.6375           39,704
 Hewlett Packard Co                                        COM               428236103                  $ 0.2533            6,905
 Hilton Hotels Corp                                        COM               432848109                  $ 0.2822           10,133
 Honeywell Intl Inc                                        COM               438516106                  $ 7.1266          174,245
 IMS Health Inc                                            COM               449934108                  $ 0.2158            8,100
 ITT Corp (New)                                            COM               450911102                  $ 4.7305           92,266
 ICON plc - Spons ADR                                 SPONSORED ADR          45103T107                  $ 1.7896           25,356
 Insured Municipal Income Fund                             COM               45809F104                  $ 0.2010           15,500
International Game Technology                              COM               459902102                  $ 0.3237            7,800
 International Rectifier Corp.                             COM               460254105                  $ 0.2904            8,334
 Iowa Telecommunications Servic                            COM               462594201                  $ 0.3148           15,905
 Japan Smaller Captlztn Fd Inc                             COM               47109U104                  $ 0.1242           10,100
 Johnson & Johnson                                         COM               478160104                  $ 4.4470           68,478
 Kansas City Southern                                    COM NEW             485170302                  $ 0.7019           25,702
 Koninklije Philips Electronics                      SP ADR NEW 2000         500472303                  $ 0.2281            6,516
 Liberty Global, Inc. - A                               COM SER A            530555101                  $ 0.4508           17,514
 Liberty Global, Inc. - C                               COM SER C            530555309                  $ 0.4379           17,476
 Liberty Media Hldg Corp                              INT COM SER A          53071M104                  $ 6.0436          296,547
 Liberty Media Hldg Corp                              CAP COM SER A          53071M302                  $ 5.5666           66,610
 Lincare Hldgs Inc                                         COM               532791100                  $ 2.2667           65,436
 Lloyds TSB Group plc                                 SPONSORED ADR          539439109                  $ 1.5350           37,901
Lockheed Martin Corporation                                COM               539830109                  $ 0.2474            2,875
 Lowe's Companies                                          COM               548661107                  $ 7.5722          269,858
 MGM Mirage                                                COM               552953101                  $ 0.3100            7,850
 Markel Corporation                                        COM               570535104                  $ 1.3006            3,167
 Marsh & McLennan Cos                                      COM               571748102                  $ 8.2157          291,855
 Massey Energy Company                                     COM               576206106                  $ 0.2057            9,825
 Mattson Technology Inc                                    COM               577223100                  $ 0.0963           11,600
 McDonald's Corp.                                          COM               580135101                  $ 1.9022           48,625
 Midwest Air Group, Inc.                                   COM               597911106                  $ 0.1103           14,000
 Morgan Stanley                                          COM NEW             617446448                  $ 0.4208            5,771
 Morg Stan Asia-Pacific FD NR                              COM               61744U106                  $ 0.2101           12,490
 Morgan Stanley Inc. Opportunit                       MUN INCOME III         61745P437                  $ 0.2179           22,100
 Nexen Inc.                                                COM               65334H102                  $ 8.3215          155,658
 Nobel Learning Communities, In                            COM               654889104                  $ 0.1185           11,500
 Nuveen Dividend Adv Muni Fund                        COM SH BEN INT         67070F100                  $ 0.2103           12,600
 Optical Cable Corp                                      COM NEW             683827208                  $ 0.0726           14,100
 PG&E Corp                                                 COM               69331C108                  $ 1.2261           29,439
 Pacific Ethanol, Inc.                                     COM               69423U107                  $ 1.4438          102,838
 Packaging Corp of America                                 COM               695156109                  $ 0.4008           17,275
 Pactiv Corp                                               COM               695257105                  $ 0.3984           14,020
 Palatin Technologies Inc                                COM NEW             696077304                  $ 0.0333           14,000
 Pall Corp                                                 COM               696429307                  $ 2.9758           96,586
 Payless Shoesource Inc                                    COM               704379106                  $ 2.7332          109,767
 Pentair, Inc                                              COM               709631105                  $ 2.9262          111,728
 PerkinElmer, Inc.                                         COM               714046109                  $ 1.7506           92,479
 Pfizer Inc                                                COM               717081103                  $ 5.6618          199,641
 Pharmaceutical Product Develop                            COM               717124101                  $ 5.4480          152,647
 Pinnacle West Capital Corp                                COM               723484101                  $ 3.5121           77,961
 Precision Drilling Trust                                TR UNIT             740215108                  $ 0.2019            6,550
 Procter & Gamble                                          COM               742718109                  $ 2.2604           36,470
 Proliance Intl Inc                                        COM               74340R104                  $ 0.1060           23,200
 Prudential Financial Inc.                                 COM               744320102                  $ 9.9781          130,860
 Putnam Municipal Bond Fund                             SH BEN INT           74683V100                  $ 0.2153           16,965
 Realogy Corp                                              COM               75605E100                  $ 0.4128           18,200
 Rockwell Automation, Inc.                                 COM               773903109                  $ 3.2456           55,862
 SPDR Trust Series I                                   UNIT SER 1            78462F103                  $ 0.5757            4,310
 St. Paul Co.                                              COM               792860108                  $ 7.9240          168,991
 Sangamo BioSciences, Inc.                                 COM               800677106                  $ 0.1029           18,500
 Sears Holding Corp.                                       COM               812350106                  $ 4.2490           26,877
 Sempra Energy                                             COM               816851109                  $ 3.5070           69,792
 Sierra Pacific Resources                                  COM               826428104                  $ 2.7158          189,383
 Southern Union Co                                         COM               844030106                  $ 3.5976          136,221
 Storm Cat Energy Corp                                     COM               862168101                  $ 0.0498           30,000
Stratex Networks, Inc.                                     COM               86279T109                  $ 0.0888           20,000
 Templeton Emerging Mkts Inc Fd                            COM               880192109                  $ 0.2580           19,315
 Terex Corporation                                         COM               880779103                 $ 11.6828          258,354
 Textron Inc                                               COM               883203101                  $ 2.6025           29,743
3M Co.                                                     COM               88579Y101                  $ 3.0263           40,665
 Tortoise North Amrn Enrgy Co                              COM               89147T103                  $ 0.8142           35,108
Transmeta Corp Del                                         COM               89376R109                  $ 0.0403           35,000
 Triarc Companies, Inc.                                    CL A              895927101                  $ 1.9216          115,831
 Triarc Cos Inc                                        CL B SER 1            895927309                  $ 0.3179           21,025
 Trinity Inds Inc                                          COM               896522109                  $ 2.2466           69,834
Tyco International Ltd                                     COM               902124106                 $ 10.6517          380,553
Unilever N V                                           NY SHS NEW            904784709                  $ 0.4380           17,850
 United Parcel Svc Inc. CL B                               COM               911312106                  $ 0.3698            5,140
United Technologies                                        COM               913017109                  $ 3.0162           47,612
 UnitedHealth Group Inc                                    COM               91324P102                  $ 4.1695           84,746
 Van Kampen Advantage Muni II                          SH BEN INT            92112K107                  $ 0.1890           14,550
 Varian Inc.                                               COM               922206107                  $ 0.7294           15,902

                                                                                                      $ 290.8566        8,443,378